Statement Of Changes in Stockholder's Equity shares in Millions, $ in Millions, $ in Millions	ARS ($)	Inflation adjustment of share capital and treasury shares [Member] USD ($) shares	Inflation adjustment of share capital and treasury shares [Member] ARS ($) shares	Warrants [Member] USD ($) shares	Warrants [Member] ARS ($) shares	Legal reserve [Member] USD ($)	Legal reserve [Member] ARS ($)	Special reserve Resolution CNV [Member] USD ($)	Special reserve Resolution CNV [Member] ARS ($)	Subtotal [Member] USD ($)	Subtotal [Member] ARS ($)	Reserve for currency translation adjustment [Member] USD ($)	Reserve for currency translation adjustment [Member] ARS ($)	Reserve for the acquisition of securities issued by the Company [Member] USD ($)	Reserve for the acquisition of securities issued by the Company [Member] ARS ($)	Other reserves One Member USD ($)	Other reserves One Member ARS ($)	Retained earnings (Accumulated deficit) Member USD ($)	Retained earnings (Accumulated deficit) Member ARS ($)	Non-controlling interest Member USD ($)	Non-controlling interest Member ARS ($)	Cost of treasury stock Member USD ($)	Cost of treasury stock Member ARS ($)	Other reserves Two Member USD ($)	Other reserves Two Member ARS ($)	Special reserve [Member] USD ($)	Special reserve [Member] ARS ($)	Total other reserves [Member] USD ($)	Total other reserves [Member] ARS ($)	Share capital Outstanding shares Member USD ($) shares	Treasury shares Member USD ($) shares	Treasury shares Member ARS ($) shares	Share premium Member USD ($) shares	Share premium Member ARS ($) shares	Additional paid-in capital from treasury shares Member USD ($)	Additional paid-in capital from treasury shares Member ARS ($)
Balance, shares at Jun. 30, 2020		$ 54,125																												$ 499	$ 2		$ 56,242
Balance, amount at Jun. 30, 2020	$ 648,614					$ 1,980		$ 4,090		$ 133,603		$ 15,852			$ 528	$ 5,355		$ 10,828		$ 515,011		$ (795)		$ (10,230)				$ 5,355							$ 482
Statement [Line Items]
Net loss for the year	(86,617)									(44,433)								(44,433)		(42,184)
Other comprehensive loss for the year	(40,208)										$ (11,818)		$ (12,620)				$ (11,818)				$ (28,390)				$ 802				$ (11,818)
Total comprehensive loss for the year	(126,825)										(56,251)		(12,620)				(11,818)		$ (44,433)		(70,574)				802				(11,818)
Assignment of results - Shareholders' meeting	0						$ 504												(504)
Share capital increase, shares | shares		261	261	5,206	5,206																									90			10,852	10,852
Share capital increase, amount	57,087										16,409										40,678
Changes in non-controlling interest	4,005										1,470						1,470				2,535				1,470				1,470
Dividend distribution	(12,974)																				(12,974)
Other changes in shareholders' equity	24,904										19,471		17,770				19,471				5,433				1,701				19,471
Irrevocable contributions	463																				463
Capitalization of irrevocable contributions	88																				88
Decrease due to loss of control	(221,013)																				(221,013)
Balance, shares at Jun. 30, 2021		$ 54,386		$ 5,206																										$ 589	2		$ 67,094
Balance, amount at Jun. 30, 2021	374,349					2,484		4,090		114,702		21,002		$ 528		14,478		(34,109)		259,647		(795)		(6,257)				14,478							482
Statement [Line Items]
Net loss for the year	135,815									79,954								79,954		55,861
Other comprehensive loss for the year	(45,414)										(18,145)		(19,072)				(18,145)				(27,269)				927				(18,145)
Assignment of results - Shareholders' meeting	0								$ (7,882)										7,882
Changes in non-controlling interest	4,260										4,335						4,335				(75)				4,335				4,335
Dividend distribution	(18,702)																				(18,702)
Other changes in shareholders' equity	(4,622)								$ 3,792		(3,635)		739				685		(8,112)		(987)				(54)				685
Capitalization of irrevocable contributions	93																				93
Total profit and other comprehensive (loss) / income for the year	90,401										61,809		(19,072)				(18,145)		79,954		28,592				927				(18,145)
Exercise of warrants, shares | shares		1	1	(30)	(30)																									1			209	209
Exercise of warrants, amount	194										181										13
Repurchase of treasury shares, amount	(323)																				(323)
Reserve for share-based payments	149										39						30				110				30				30							$ 9
Balance, shares at Jun. 30, 2022		$ 54,387	$ 54,387	$ 5,176	$ 5,176																									$ 590	$ 2	$ 2	$ 67,303	$ 67,303
Balance, amount at Jun. 30, 2022	445,799					2,484		$ 0		177,431			2,669		$ 528	1,383		45,615		268,368			$ (795)		(1,019)		$ 0		1,383						491
Statement [Line Items]
Net loss for the year	78,179									43,870								43,870		34,309
Changes in non-controlling interest	(652)										7,333						7,333				(7,985)				7,333				7,333
Dividend distribution	(43,460)										(17,238)						(11,759)		(5,479)		(26,222)						(11,759)		(11,759)
Other changes in shareholders' equity	183										115		155				115				68				(40)				115
Total profit and other comprehensive (loss) / income for the year	87,223										47,573		3,154				3,703		43,870		39,650				549				3,703
Repurchase of treasury shares, amount	(6,880)										(6,129)						(6,129)				(751)		(6,129)						(6,129)
Reserve for share-based payments	264										83						78				181				78				78							5
Other comprehensive income for the year	9,044										3,703		$ 3,154				3,703				5,341				$ 549				3,703
Assignment of results according to Shareholders Meeting	0						$ 2,772										45,989		$ (48,761)								$ 45,989		45,989
Repurchase of treasury shares, shares | shares																														(18)	18	18
Exercise of warrants, shares | shares		3	3	(73)	(73)																									1			575	575
Exercise of warrants, amount	518										$ 506										12
Share based payment reserve	2																				2
Issuance of shares, shares | shares																														13	(13)	(13)
Issuance of shares, amount	0																$ 4,327						$ 4,327						$ 4,327							$ (4,327)
Incorporation by business combination	29																				$ 29
Balance, shares at Jun. 30, 2023		$ 54,390		$ 5,103																										$ 586	$ 7		$ 67,878
Balance, amount at Jun. 30, 2023	$ 483,026					$ 5,256				$ 209,674		$ 5,978		$ 528		$ 45,040		$ 35,245		$ 273,352		$ (2,597)		$ 6,901		$ 34,230		$ 45,040							$ (3,831)